OTHER ACCOUNTS RECEIVABLE, NET - Contract assets - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 COP ($)
Gross carrying amount [member]
Disclosure of financial assets [line items]
Transfers from other accounts receivable for concession contracts and intangible assets, reclassification from financial assets	$ 2,648,078